SUMMARY OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Balance, beginning of period	$ 477,668	$ 499,873
Obligations Incurred	4,956	4,674
Acquisition	26,003	55,631
Settlements	(44,692)	(28,368)
Foreign Exchange & Other Adjustments	3,568	(54,142)
Balance, end of period	$ 467,503	$ 477,668